Property and Equipment, Net (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Property and Equipment, Net
Summary of property and equipment

Property and equipment consist of the following (in thousands):

	September 30,	December 31,
	2019	2018
Research equipment	$9,746	$7,787
Leasehold improvements	5,365	4,825
Computer equipment	441	167
Furniture and fixtures	94	70
Construction in progress	787	1,027
Property and equipment, gross	16,433	13,876
Less: accumulated depreciation and amortization	(4,402)	(2,469)
Property and equipment, net	$12,031	$11,407

Property and equipment consist of the following (in thousands):

	December 31,
	2018	2017
Research equipment	$7,787	$6,213
Leasehold improvements	4,825	564
Computer equipment	167	111
Furniture and fixtures	70	33
Construction in progress	1,027	3,892
Property and equipment, gross	13,876	10,813
Less: accumulated depreciation and amortization	(2,469)	(792)
Property and equipment, net	$11,407	$10,021